Related Party Transactions (BankUnited, FSB and Subsidiaries)	7 Months Ended
May 21, 2009
BankUnited, FSB and Subsidiaries
Related Party Transactions

Note 16 Related Party Transactions

        The Bank has a Management Agreement with BKUNA dated October 1, 2006. The Management Agreement requires that BKUNA reimburse the Bank for management and other services provided to BKUNA on a monthly basis. BKUNA paid management fees to the Bank in conjunction with the Management Agreement amounting to $0.6 million and $1.1 million for the period ended May 21, 2009 and for the year ended September 30, 2008, respectively. The management fees paid by BKUNA are included in non-interest income—service charges in the consolidated statements of operations.

        The Bank and BU Financial Services (BUFS), a wholly-owned subsidiary of BKUNA, entered into a Fee Agreement dated October 1, 2007. The Fee Agreement requires that BUFS reimburse the Bank for management and other services provided to BUFS on a monthly basis. BUFS paid management fees to the Bank in conjunction with the Fee Agreement amounting to $1.2 million and $4.1 million for the period ended May 21, 2009 and for the year ended September 30, 2008, respectively. The fees received are included in non-interest income—service charges in the consolidated statements of operations.

        The Bank has entered into a Tax Sharing Agreement with BKUNA, whereby the Bank pays to or receives cash from BKUNA as if the Bank filed separate tax returns. Any amount of current tax due to or receivable from BKUNA is included in the intercompany balance.

        The consolidated balance sheet includes $10.6 million in other assets as of May 21, 2009, related to amounts receivable from BKUNA and BUFS related to the intercompany agreements discussed above and other intercompany transaction in the ordinary course of business, including amounts related to intercompany settlement of current taxes due or payable. In addition, included in interest bearing demand deposits in the accompanying consolidated balance sheet as of May 21, 2009 is $18.1 million of deposits from BKUNA and BUFS.

        From time to time, the Bank makes loans in the ordinary course of business as a financial institution to directors, officers and employees of the Bank, as well as to members of their immediate families and affiliates, to the extent consistent with applicable laws and regulations. As of May 21, 2009 these loans totaled $1.7 million.

        For the period ended May 21, 2009 and the year ended September 30, 2008, the Bank retained the law firm of Camner, Lipsitz and Poller, P.A ("CLP"), as general counsel. The Bank's and BKUNA's former Chief Executive Officer and Chairman of the Board of Directors, until October 20, 2008 is the senior managing director of CLP and one of two of the shareholders of the law firm. For the period ended May 21, 2009 and the year ended September 30, 2008, the Bank paid CLP approximately $3.2 million and $7.1 million, respectively, in legal fees and reimbursable expenses, related to loan closings, foreclosures, litigation, corporate and other matters.

        CLP subleases approximately 2,223 square feet of office space in Coral Gables, Florida from the Bank. The sublease extends through January 31, 2014 and may be renewed for up to four additional five-year terms, subject to the Bank exercising its right to renew under the master lease. Under the terms of the sublease the minimum annual rental payments for the property is $65.7 thousand. Payments from CLP to the Bank during the period from October 1, 2008 to May 21, 2009 and the fiscal year ended September 30, 2008, totaled $55 thousand and $81 thousand, respectively, which included payments for tenant improvements of $8 thousand and $13 thousand, respectively. The Bank believes that the terms of the sublease reflect market rates comparable to those prevailing in the area for similar rental properties involving non-affiliated parties at the time the sublease was made.

        For the period ended May 21, 2009 and the fiscal year ended September 30, 2008, BankUnited obtained policies for directors' and officers' liability insurance, banker's blanket bond insurance, commercial multi-peril insurance, workers' compensation insurance and BankUnited's health and dental insurance through HBA Insurance Group, of which a director of the Bank, is a member of the Board of Directors and shareholder. For the period ended May 21, 2009 and the year ended September 30, 2008, the Bank paid HBA Insurance Group $490 thousand and $350 thousand, respectively, in commissions on premiums paid for these policies.

        The Bank paid the firm of Rachlin, LLP $10 thousand and $75 thousand for consulting services for the period ended May 21, 2009 and the year ended September 30, 2008, respectively. The managing partner of Rachlin, LLP is a member of the Bank's Board of Directors.